FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Balance, beginning of year	$ 9,805
Changes in fair value measurement, assets [abstract]
Balance, end of year	10,905	$ 9,805
Financial liabilities
Balance, beginning of year	66,006
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	77,610	66,006
Level 3
Financial assets
Balance, beginning of year	2,250	2,033
Changes in fair value measurement, assets [abstract]
Additions	303	353
Dispositions	(29)	(222)
Fair value (losses) gains, net and OCI	454	86
Acquisition of Foreign Investments	22	0
Other	(13)	0
Balance, end of year	2,987	2,250
Financial liabilities
Balance, beginning of year	577	859
Changes in fair value measurement, liabilities [abstract]
Additions	0	0
Dispositions	0	0
Fair value (losses) gains, net and OCI	(408)	(292)
Acquisition of Foreign Investments	0	0
Other	20	10
Balance, end of year	$ 189	$ 577